Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment	For all property, plant and equipment, other than land, depreciation is recorded using the straight-line method over the respective estimated useful lives as follows:

	Useful life (years)
Category	Low	High
Buildings and improvements	10	40
Machinery, equipment and containers	3	20
Cold drink equipment	2	12
Vehicle fleet	3	12
Furniture and office equipment	3	10

Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets
The following table summarises the movement in net book value for property, plant and equipment for the periods presented:

	Land	Buildings and improvements	Machinery, equipment and containers	Cold drink equipment	Vehicle fleet	Furniture and office equipment	Assets under construction	Total
	€ million	€ million	€ million	€ million	€ million	€ million	€ million	€ million
Cost:
As at 31 December 2022	648	2,501	3,723	1,110	297	179	305	8,763
Additions	20	71	271	73	101	9	344	889
Disposals	(1)	(44)	(214)	(47)	(51)	(3)	—	(360)
Transfers and reclassifications	2	84	124	34	3	12	(259)	—
Currency translation adjustments	(12)	(26)	(18)	(9)	(1)	(2)	(1)	(69)
As at 31 December 2023	657	2,586	3,886	1,161	349	195	389	9,223
Acquisition of CCBPI	464	117	446	7	5	2	43	1,084
Additions	62	65	228	96	102	12	349	914
Disposals	(1)	(23)	(187)	(145)	(76)	(43)	—	(475)
Transfers to assets held for sale	(16)	(12)	—	—	—	—	—	(28)
Transfers to investment property	(33)	—	—	—	—	—	—	(33)
Transfers and reclassifications	1	70	181	69	2	19	(337)	5
Currency translation adjustments	(5)	1	21	(11)	1	(1)	(2)	4
As at 31 December 2024	1,129	2,804	4,575	1,177	383	184	442	10,694
Accumulated depreciation and impairment:
As at 31 December 2022	—	(843)	(1,738)	(725)	(153)	(103)	—	(3,562)
Depreciation expense	—	(137)	(318)	(112)	(61)	(25)	—	(653)
Disposals	—	28	204	43	47	3	—	325
Transfers and reclassifications	—	—	3	(1)	—	—	—	2
Currency translation adjustments	—	—	5	4	—	—	—	9
As at 31 December 2023	—	(952)	(1,844)	(791)	(167)	(125)	—	(3,879)
Depreciation expense	—	(149)	(396)	(111)	(69)	(26)	—	(751)
Disposals	—	22	180	140	71	42	—	455
Impairment(A)	—	(27)	(31)	(4)	—	(2)	(12)	(76)
Transfers to assets held for sale	—	6	—	—	—	—	—	6
Transfers and reclassifications	—	(1)	17	(14)	—	(2)	—	—
Currency translation adjustments	—	(4)	(17)	5	—	1	—	(15)
As at 31 December 2024	—	(1,105)	(2,091)	(775)	(165)	(112)	(12)	(4,260)
Net book value:
As at 31 December 2022	648	1,658	1,985	385	144	76	305	5,201
As at 31 December 2023	657	1,634	2,042	370	182	70	389	5,344
As at 31 December 2024	1,129	1,699	2,484	402	218	72	430	6,434
(A) Amounts relate to the impairment of the Group’s Indonesia cash generating unit and the impairment of the Feral brand, which was sold during the year ended 31 December 2024. Refer to Note 7 for further details.

Disclosure of right to use asset
The following table summarises the net book value of right of use assets included within property, plant and equipment:

	Year ended 31 December
	2024	2023
	€ million	€ million
Buildings and improvements	405	427
Vehicle fleet	206	171
Machinery, equipment and containers	80	81
Furniture and office equipment	—	2
Total	691	681
The following table summarises depreciation charges relating to right of use assets for the periods presented:

	Year ended 31 December
	2024	2023
	€ million	€ million
Buildings and improvements	66	67
Vehicle fleet	64	58
Machinery, equipment and containers	33	32
Furniture and office equipment	1	2
Total	164	159